Supplemental Information - Supplemental Information of Balance Sheet (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 4,311	$ 5,384	$ 3,698	$ 5,163
Restricted cash	831	927
Trade receivables	642	580
Financing receivables	18,820	19,001	19,571
Inventories, net	6,630	5,690
Property, plant and equipment, net	6,591	6,481
Investments in unconsolidated subsidiaries and affiliates	502	527
Equipment under operating leases	1,874	1,835
Goodwill	2,461	2,447
Other intangible assets, net	807	810
Deferred tax assets	937	1,250
Derivative assets	182	211
Other assets	1,847	1,534
TOTAL ASSETS	46,435	46,677
LIABILITIES AND EQUITY
Debt	25,767	26,301
Trade payables	5,608	5,342
Deferred tax liabilities	80	334
Pension, postretirement and other postemployment benefits	2,298	2,282
Derivative liabilities	162	69
Other liabilities	8,139	7,488
Total Liabilities	42,054	41,816
Equity	4,362	4,843	4,955	4,961
Redeemable noncontrolling interest	19	18
TOTAL EQUITY AND LIABILITIES	46,435	46,677
Industrial Activities [Member]
ASSETS
Cash and cash equivalents	3,606	4,551	2,730	4,122
Restricted cash	15	15
Trade receivables	612	555
Financing receivables	1,829	2,162
Inventories, net	6,432	5,513
Property, plant and equipment, net	6,589	6,479
Investments in unconsolidated subsidiaries and affiliates	2,924	2,846
Equipment under operating leases	10	10
Goodwill	2,306	2,295
Other intangible assets, net	791	793
Deferred tax assets	1,092	1,087
Derivative assets	176	205
Other assets	1,573	1,271
TOTAL ASSETS	27,955	27,782
LIABILITIES AND EQUITY
Debt	7,884	8,260
Trade payables	5,485	5,176
Deferred tax liabilities	77	60
Pension, postretirement and other postemployment benefits	2,272	2,263
Derivative liabilities	157	62
Other liabilities	7,699	7,100
Total Liabilities	23,574	22,921
Equity	4,362	4,843
Redeemable noncontrolling interest	19	18
TOTAL EQUITY AND LIABILITIES	27,955	27,782
Financial services [Member]
ASSETS
Cash and cash equivalents	705	833	$ 968	$ 1,041
Restricted cash	816	912
Trade receivables	50	52
Financing receivables	19,489	19,974
Inventories, net	198	177
Property, plant and equipment, net	2	2
Investments in unconsolidated subsidiaries and affiliates	148	136
Equipment under operating leases	1,864	1,825
Goodwill	155	152
Other intangible assets, net	16	17
Deferred tax assets	173	163
Derivative assets	10	6
Other assets	470	490
TOTAL ASSETS	24,096	24,739
LIABILITIES AND EQUITY
Debt	20,381	21,176
Trade payables	147	197
Deferred tax liabilities	332	274
Pension, postretirement and other postemployment benefits	26	19
Derivative liabilities	9	7
Other liabilities	632	611
Total Liabilities	21,527	22,284
Equity	2,569	2,455
TOTAL EQUITY AND LIABILITIES	$ 24,096	$ 24,739